FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$12,460	$12,460	$—	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	12,987	—	12,987	—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(799)	—	(799)	—

Total	$24,648	$12,460	$12,188	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$9,014	$9,014	$—	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(4,470)	—	(4,470)	—
Derivatives designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,764)	—	(1,764)	—

Total	$2,780	$9,014	$(6,234)	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2012, 2013 and 2014:

Derivative Type	Gain(Loss) on Derivatives Recognized in Total Comprehensive Income
	2012	2013	2014
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income (loss), net	$5,337	$19,302	$(9,262)
Derivatives designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other comprehensive income	$—	$—	$(1,498)

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2013	Foreign-exchange forward contracts and options	$557,000	$12,188
Derivatives not designated as hedging instruments:
As of December 31, 2014	Foreign-exchange forward contracts and options	$255,000	$(4,470)
Derivatives designated as hedging instruments:
As of December 31, 2014	Foreign-exchange forward contracts	$165,500	$(1,764)